NOTE 4 - PREFERRED STOCK SERIES	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
NOTE 4 - PREFERRED STOCK SERIES

NOTE 4 - PREFERRED STOCK SERIES

Series A preferred stock: Series A preferred stock has a par value of $0.001 per share and no stated dividend preference.  The Series A is convertible into common stock at a conversion ratio of one preferred share for one common share.   Preferred A has liquidation preference over Preferred B stock and common stock.

Series B preferred stock: Series B preferred stock has a par value of $0.001 per share and no stated dividend preference.  The Series B is convertible into common stock at a conversion ratio of one preferred share for one common share.  The Series B has liquidation preference over Preferred C stock and common stock.

Series C preferred stock: The Preferred C stock has a stated value of $.001 and no stated dividend rate and is non-participatory.   The Series C has liquidation preference over common stock. Effective May 20, 2009 i) Voting Rights for each share of Series C Preferred Stock shall have 21,200 votes on the election of directors of the Company and for all other purposes, and, ii) regarding Conversion to Common Shares, Series C have no right to convert to common or any other series of authorized shares of the Company.

Series D preferred stock: Effective March 2, 2011 EGPI Firecreek, Inc. (the “Company”) obtained consent from the majority shareholders of the Company to amend the Articles of Incorporation to i) authorize the issuance of 2,500 shares of a new D Series Preferred Stock. The Series D preferred stock include 2.5 million shares authorized, par value $.001, and each share of Series D Preferred Stock is convertible into common shares, where such number of shares shall be equal to the greater of the number calculated by dividing the Purchase Commitment per share ($1,000) by 1) $0.003 per share, or 2) one hundred and ten percent (110%) of the lowest VWAP for the three (3) days immediately preceding a Conversion Date.

During the six months ended June 30, 2012, 6 shares of Series D preferred stock were converted into common shares of the Company. The shares were converted in accordance with the conversion terms of the preferred stock and no gain or loss was recorded on the transaction. A total of 16,250,000 shares of common stock were issued pursuant to this conversion.